FINANCIAL INSTRUMENTS AND FINANCIAL RISK MANAGEMENT (Schedule of Data Regarding Exchange Rate) (Details)		Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Exchange rate of one Dollar [Member]
Disclosure of detailed information about financial instruments [line items]
Inflation rate		3.456	3.748	3.467
Increase (decrease) during the year		(7.80%)	8.10%	(9.80%)
Exchange rate of one Euro [Member]
Disclosure of detailed information about financial instruments [line items]
Inflation rate		3.878	4.292	4.153
Increase (decrease) during the year		(9.60%)	3.30%	2.70%
Israeli CPI [Member]
Disclosure of detailed information about financial instruments [line items]
Inflation rate	[1]	224.67	223.33	221.57
Increase (decrease) during the year	[1]	0.60%	0.80%	0.40%

[1]	Index for each reporting period's last month, on the basis of 1993 average = 100 points.